Reserves - Schedule of Most Significant Claims and Benefits Payable (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Liability for Unpaid Claims and Claims Adjustment Expense [Roll Forward]
Claims and benefits payable, at beginning of year	$ 1,412.9	$ 1,719.9	$ 1,717.9
Less: Reinsurance ceded and other	1,255.1	1,401.8	384.3	$ 344.7
Net claims and benefits payable, at beginning of year	11.1	1,335.6	1,373.2
Incurred losses and loss adjustment expenses related to:
Current year	32.0	181.6	721.0
Prior year's interest	0.0	9.4	56.7
Prior years	(0.1)	(40.4)	(35.0)
Total incurred losses and loss adjustment expenses	31.9	150.6	742.7
Paid losses and loss adjustment expenses related to:
Current year	29.0	177.2	444.6
Prior years	3.0	1,297.9	335.7
Total paid losses and loss adjustment expenses	32.0	1,475.1	780.3
Net claims and benefits payable, at end of year	11.0	11.1	1,335.6
Plus: Reinsurance ceded and other	1,255.1	1,401.8	384.3	$ 344.7
Claims and benefits payable, at end of year	$ 1,266.1	$ 1,412.9	$ 1,719.9